32. Supplemental information on statement of cash flows	6 Months Ended
Jun. 30, 2020
Supplemental Information On Statement Of Cash Flows
Supplemental information on statement of cash flows
32.	Supplemental information on statement of cash flows
	Jan-Jun/2020	Jan-Jun/2019
Additional information on cash flows:
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	464.0	669.8
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	-	77.2
Lease	1,105.0	1,334.0
Provision/(reversals) for decommissioning costs	12.0	(18.6)
Use of deferred tax and judicial deposit for the payment of contingency	1.0	1.9